UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3700

The Dreyfus/Laurel Tax-Free Municipal Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	6/30
Date of reporting period:	12/31/13

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus BASIC
New York Municipal
Money Market Fund

SEMIANNUAL REPORT December 31, 2013

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
16	Financial Highlights
17	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus BASIC
New York Municipal
Money Market Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus BASIC New York Municipal Money Market Fund, covering the six-month period from July 1, 2013, through December 31, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The second half of 2013 proved challenging for most income-oriented investments, as a strengthening U.S. economy and expectations of a more moderately stimulative monetary policy drove longer term interest rates higher and bond prices lower. However, as they have been for the past several years, short-term interest rates and yields of money market instruments remained anchored near historical lows by an unchanged overnight federal funds rate.

We expect the domestic economy to continue to strengthen over the next year, particularly if U.S. fiscal policy is less restrictive and businesses and consumers spend more freely as economic uncertainty wanes. However, inflation is likely to remain muted, so U.S. monetary policy is likely to remain stimulative, and short-term interest rates appear likely to remain near current levels for some time to come. As always, we urge you to speak with your financial adviser to identify the investment strategies that are right for you.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
January 15, 2014

DISCUSSION OF FUND PERFORMANCE

For the period of July 1, 2013, through December 31, 2013, as provided by Bill Vasiliou, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended December 31, 2013, Dreyfus BASIC New York Municipal Money Market Fund produced an annualized yield of 0.00%.Taking into account the effects of compounding, the fund produced an annualized effective yield of 0.00%.1

Despite rising long-term interest rates in a recovering economy, municipal money market yields remained anchored by an overnight federal funds rate between 0% and 0.25%.

The Fund’s Investment Approach

The fund seeks to provide a high level of current income exempt from federal, New York state, and New York city income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.To pursue this objective, the fund normally invests substantially all of its assets in short-term high-quality municipal obligations that provide income exempt from federal, New York state, and New York city personal income taxes. We also actively manage the fund’s weighted average maturity in anticipation of interest-rate and supply-and-demand changes in NewYork’s short-term municipal marketplace.

The management of the fund’s weighted average maturity uses a more tactical approach. If we expect the supply of securities to increase temporarily, we may reduce the fund’s weighted average maturity to make cash available for the purchase of higher yielding securities, if such securities become available.This is due to the fact that yields tend to rise temporarily if issuers are competing for investor interest. If we expect demand to surge at a time when we anticipate little issuance and therefore lower yields, we may increase the fund’s weighted average maturity to maintain current yields for as long as we deem practical. At other times, we try to maintain a neutral weighted average maturity.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Economic Recovery Gained Traction

Economic conditions continued to improve over the second half of 2013 as U.S. GDP accelerated from 2.5% during the second quarter of the year to a more robust 4.1% for the third quarter amid falling unemployment, rebounding housing markets, increased manufacturing activity, and a massive quantitative easing program from the Federal Reserve Board (the “Fed”). Longer term interest rates climbed as the recovery progressed, but the Fed left short-term interest rates unchanged near historical lows.

Investors were surprised just weeks before the start of the reporting period when the Fed appeared ready to back away from its longstanding, aggressively accommodative monetary policy stance. Relatively hawkish remarks by Fed Chairman Ben Bernanke were interpreted as a signal that U.S. monetary policymakers would begin to curtail their quantitative easing program sooner than most analysts had expected. This development sent long-term rates sharply higher, and yield differences widened along the bond market’s maturity spectrum.

The tax-exempt note market continues to experience strong investor demand for securities issued by municipalities.Tax-exempt securities have been relatively attractive compared to maturity equivalent taxable securities and have continued to be an alternative for crossover buyers. Separately managed accounts and intermediate bond funds continue to purchase short-term municipal securities as the yield curve overnight through three years is relatively flat.The yield on one-year tier one securities continues to post historical low levels. Robust investor demand for VRDN’s has kept yields on this sector steady.The SIFMA Index, a weekly high grade market index comprised of seven-day tax-exempt variable rate demand notes produced by Municipal Market Data group, has averaged 0.10% year to date.

Despite a bankruptcy filing by the city of Detroit over the summer and media reports detailing Puerto Rico’s economic and fiscal woes in September, municipal credit quality generally continued to improve as tax revenues increased for most states and municipalities.The State of NewYork also fared relatively well, supported by balanced budgets enacted on time, improved finances, better spending controls, and well-funded pension liabilities.

Credit Selection Remained Paramount

Most municipal money market funds have maintained short weighted average maturities compared to historical averages due to narrow yield differences along the money market’s maturity range and ongoing regulatory uncertainty.The fund was no exception, as we maintained its weighted average maturity in a position that was consistent with industry averages.

Well-researched credit selection remained paramount during the reporting period. We continued to favor state general obligation bonds; essential service revenue bonds backed by water, sewer, and electric facilities; certain local credits with strong financial positions and stable tax bases; and health care and education issuers with stable credit characteristics.

Low Rates Likely to Persist

In December, the Fed made modest cuts in its monthly bond purchases, marking the first of what is expected to be a series of reductions in its quantitative easing program. However, the Fed also has made clear that short-term interest rates are likely to remain low for some time to come. Consequently, in our judgment, the prudent course continues to be an emphasis on preservation of capital and liquidity.

January 15, 2014

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term municipal securities holdings involve credit and liquidity risks and risk of principal loss.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Income may be subject to state and local taxes for non-New York residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.
Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to a voluntary undertaking that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. If your account balance is less than $50,000, your account may be subject to exchange fees, account closeout fees, and wire and Dreyfus TeleTransfer redemption fees each in the amount of $5.00, as well as a checkwriting fee of $2.00. None of these fees are shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC NewYork Municipal Money Market Fund from July 1, 2013 to December 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2013

Expenses paid per $1,000†	$.96
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2013

Expenses paid per $1,000†	$.97
Ending value (after expenses)	$1,024.25

† Expenses are equal to the fund’s annualized expense ratio of .19%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
December 31, 2013 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—99.9%	Rate (%)	Date	Amount ($)		Value ($)
Ausable Valley Central School
District, GO Notes, BAN	1.00	6/26/14	3,200,000		3,207,082
Brocton Central School District,
GO Notes, BAN	1.25	7/11/14	1,013,029		1,015,656
Cooperstown,
GO Notes, BAN	1.25	2/27/14	1,250,000		1,251,158
Deutsche Bank Spears/Lifers Trust
(Series DBE-1152) (TSASC,
Inc., Tobacco Settlement
Asset-Backed Bonds) (Liquidity
Facility: Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.16	1/7/14	3,000,000	[a,b,c]	3,000,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-1162) (Westchester
County Industrial Development
Agency, IDR (Ardsley Housing
Associates, LLC Facility)) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.26	1/7/14	7,000,000	[a,b,c]	7,000,000
East Rochester Housing Authority,
Housing Revenue (Park Ridge
Nursing Home, Inc. Project)
(LOC; JPMorgan Chase Bank)	0.09	1/7/14	4,070,000	[a]	4,070,000
Erie County Industrial Development
Agency, IDR (Luminescent
System, Inc. Project) (LOC;
HSBC Bank USA)	0.20	1/7/14	1,545,000	[a]	1,545,000
Hamburg Central School District,
GO Notes, BAN	2.00	6/13/14	4,600,000		4,631,060
Holley Central School District,
GO Notes, BAN	1.25	6/19/14	1,300,000		1,304,305
LaGrange,
GO Notes, BAN	1.50	1/3/14	1,964,926		1,965,017
Middletown,
GO Notes, BAN	1.00	2/21/14	1,400,000		1,401,070

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Trust)	0.11	1/7/14	4,500,000	[a]	4,500,000
Monroe County Industrial
Development Corporation,
Revenue (Saint Ann’s Home
for the Aged Project)
(LOC; HSBC Bank USA)	0.08	1/7/14	1,605,000	[a]	1,605,000
Nassau County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Amsterdam at
Harborside Project)
(LOC; Bank of America)	0.25	1/7/14	5,000,000	[a]	5,000,000
Nassau County Industrial
Development Agency, Housing
Revenue (Rockville Centre
Housing Associates, L.P.
Project) (LOC; M&T Trust)	0.16	1/7/14	4,500,000	[a]	4,500,000
New York City,
GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.07	1/7/14	1,500,000	[a]	1,500,000
New York City,
GO Notes (LOC; Bayerische
Landesbank)	0.07	1/7/14	3,100,000	[a]	3,100,000
New York City,
GO Notes
(LOC; Mizuho Bank, Ltd.)	0.02	1/2/14	4,000,000	[a]	4,000,000
New York City Capital Resource
Corporation, Recovery
Zone Facility Revenue
(Arverne by the Sea
Project) (LOC; TD Bank)	0.08	1/7/14	3,000,000	[a]	3,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York City Capital Resource
Corporation, Revenue
(Loan Enhanced Assistance
Program—Cobble Hill
Health Center, Inc. Project)
(LOC; Bank of America)	0.15	1/7/14	5,500,000	[a]	5,500,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Birch Wathen
Lenox School Project)
(LOC; TD Bank)	0.13	1/7/14	2,700,000	[a]	2,700,000
New York City Industrial
Development Agency, IDR
(Novelty Crystal
Corporation Project)
(LOC; TD Bank)	0.20	1/7/14	2,745,000	[a]	2,745,000
New York City Industrial
Development Agency, IDR
(Super-Tek Products, Inc.
Project) (LOC; Citibank NA)	0.38	1/7/14	3,460,000	[a]	3,460,000
New York City Municipal Water
Finance Authority, Water
and Sewer System Second
General Resolution
Revenue (Liquidity Facility;
Bank of Nova Scotia)	0.04	1/2/14	7,000,000	[a]	7,000,000
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate
Revenue (Liquidity Facility;
Wells Fargo Bank)	0.01	1/2/14	4,500,000	[a]	4,500,000
New York City Trust for
Cultural Resources,
Revenue (Alvin Ailey
Dance Foundation)
(LOC; Citibank NA)	0.06	1/7/14	5,430,000	[a]	5,430,000

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York Liberty Development
Corporation, Liberty Revenue,
Refunding (3 World
Trade Center Project)
(LOC; JPMorgan Chase Bank)	0.08	1/7/14	6,005,000	[a]	6,005,000
New York Liberty Development
Corporation, Recovery Zone
Revenue (3 World Trade Center
Project) (LOC; JPMorgan
Chase Bank)	0.08	1/7/14	1,490,000	[a]	1,490,000
New York State Dormitory
Authority, Revenue (Le Moyne
College) (LOC; TD Bank)	0.05	1/7/14	3,200,000	[a]	3,200,000
New York State Housing Finance
Agency, Housing Revenue
(Baisley Park Gardens)
(LOC; Citibank NA)	0.09	1/7/14	5,000,000	[a]	5,000,000
Northern Adirondack Central School
District at Ellenburg, GO
Notes, BAN	2.00	6/26/14	3,000,000		3,021,184
Otsego County Industrial
Development Agency, Civic
Facility Revenue (Saint James
Retirement Community Project)
(LOC; M&T Trust)	0.11	1/7/14	1,420,000	[a]	1,420,000
Port Authority of New York and New
Jersey, Equipment Notes	0.11	1/7/14	4,000,000	[a]	4,000,000
Rockland County Industrial
Development Agency, IDR
(Intercos America, Inc.
Project) (LOC; HSBC Bank USA)	0.20	1/7/14	2,500,000	[a]	2,500,000
Rockland County Industrial
Development Authority, Revenue
(Northern Manor Multicare
Center, Inc. Project)
(LOC; M&T Trust)	0.16	1/7/14	2,000,000	[a]	2,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Triborough Bridge and Tunnel
Authority, General Revenue,
Refunding (MTA Bridges and
Tunnels) (LOC; California Public
Employees Retirement System)	0.02	1/2/14	2,760,000 [a]	2,760,000

Total Investments (cost $120,326,532)			99.9%	120,326,532
Cash and Receivables (Net)			.1%	127,612
Net Assets			100.0%	120,454,144

a Variable rate demand note—rate shown is the interest rate in effect at December 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At December 31, 2013, these securities amounted to $10,000,000 or 8.3% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Housing	18.6	Transportation Services	5.6
Education	15.9	Special Tax	3.7
Health Care	15.1	Resource Recovery	2.5
Industrial	14.7	County	1.6
City	9.4	Other	7.0
Utility-Water and Sewer	5.8		99.9

†	Based on net assets.

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2013 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	120,326,532	120,326,532
Interest receivable		156,492
Receivable for shares of Beneficial Interest subscribed		1,056
		120,484,080
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(a)		19,139
Cash overdraft due to Custodian		10,797
		29,936
Net Assets ($)		120,454,144
Composition of Net Assets ($):
Paid-in capital		120,454,144
Net Assets ($)		120,454,144
Shares Outstanding
(unlimited number of shares of Beneficial Interest authorized)		120,454,154
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund	13

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2013 (Unaudited)

Investment Income ($):
Interest Income	119,705
Expenses:
Management fee—Note 2(a)	285,285
Trustees’ fees—Note 2(a,b)	3,386
Total Expenses	288,671
Less—reduction in expenses due to undertaking—Note 2(a)	(165,590)
Less—Trustees’ fees reimbursed by the Manager—Note 2(b)	(3,386)
Net Expenses	119,695
Investment Income—Net, representing net increase
in net assets resulting from operations	10

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2013	Year Ended
	(Unaudited)	June 30, 2013
Operations ($):
Investment Income-Net, representing net increase
in net assets resulting from operations	10	71
Dividends to Shareholders from ($):
Investment income—net	(10)	(4,676)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	70,579,641	140,800,977
Dividends reinvested	8	3,417
Cost of shares redeemed	(75,504,982)	(168,361,711)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(4,925,333)	(27,557,317)
Total Increase (Decrease) in Net Assets	(4,925,333)	(27,561,922)
Net Assets ($):
Beginning of Period	125,379,477	152,941,399
End of Period	120,454,144	125,379,477

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
December 31, 2013					Year Ended June 30,
	(Unaudited)		2013		2012		2011		2010	2009
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.001	.013
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.001)	(.013)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00	1.00
Total Return (%)	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.07	1.35
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.46	[c]	.46		.46		.46		.47	.49
Ratio of net expenses
to average net assets	.19	[c]	.28		.27		.42		.43	.48
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.07	1.37
Net Assets, end of period
($ x 1,000)	120,454		125,379		152,941		169,493		221,622	303,439

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC New York Municipal Money Market Fund (the “fund”) is the sole series of The Dreyfus/Laurel Tax-Free Municipal Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company.The fund seeks to provide a high level of current income exempt from federal, NewYork state and NewYork city income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Trust’s Board of Trustees (the “Board”).

The Fund	17

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2013 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	120,326,532
Level 3—Significant Unobservable Inputs	—
Total	120,326,532
† See Statement of Investments for additional detailed categorizations.

At December 31, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2013, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended June 30, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended June 30, 2013 was as follows: tax-exempt income $71 and ordinary income $4,605.The tax character of current year distributions will be determined at the end of the current fiscal year.

At December 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .45% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). During the period ended December 31, 2013, fees reimbursed by the Manager amounted to $3,386.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $165,590 during the period ended December 31, 2013.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $46,380, which are offset against an expense reimbursement currently in effect in the amount of $27,241.

(b) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board.The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers, complies with Rule 17a-7 under the Act. During the period ended December 31, 2013, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $10,040,000 and $26,915,000, respectively.

The Fund	21

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Tax-Free Municipal Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 21, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	February 21, 2014

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)